Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amounts
Balance	$ 107,004,102	$ 60,886,357
Acquisition	57,080,812	45,862,024
Foreign currency translation	(8,183)	255,721
Balance	164,076,731	107,004,102	60,886,357
Accumulated amortization
Balance	12,553,039	5,902,420
Amortization expense	13,187,006	6,622,238	5,058,204
Foreign currency translation	(259)	28,381
Balance	25,739,786	12,553,039	5,902,420
Total amortized intangible assets	138,336,945	94,451,063
Unamortized intangible assets:
Balance	17,037,761	14,992,009
Acquisition	722,748	1,986,550
Foreign currency translation	(6,373)	59,202
Balance	17,754,136	17,037,761	14,992,009
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance	589,719	465,620
Acquisition	16,881	122,381
Foreign currency translation	(226)	1,718
Balance	606,374	589,719
Accumulated amortization
Balance	196,440	98,931
Amortization expense	124,436	97,044
Foreign currency translation	(34)	465
Balance	320,842	196,440
Total amortized intangible assets	285,532
Non Compete Agreement [Member]
Gross carrying amounts
Balance	1,518,516	791,437
Acquisition	305,927	723,484
Foreign currency translation	(422)	3,595
Balance	1,824,021	1,518,516
Accumulated amortization
Balance	165,930	76,019
Amortization expense	159,235	89,542
Foreign currency translation	(9)	369
Balance	325,156	165,930
Total amortized intangible assets	1,498,865
Profit Interest Agreement [Member]
Gross carrying amounts
Balance	104,895,867	59,629,300
Acquisition	56,758,004	45,016,159
Foreign currency translation	(7,535)	250,408
Balance	161,646,336	104,895,867
Accumulated amortization
Balance	12,190,669	5,727,470
Amortization expense	12,903,335	6,435,652
Foreign currency translation	(216)	27,547
Balance	25,093,788	12,190,669
Total amortized intangible assets	$ 136,552,548